Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Movements in Provisions

(CAD$ in millions)	2025	2024
At December 31	$2,585	$2,626
Less current portion of provisions	(245)	(187)
Non-current provisions	$2,340	$2,439

The following table summarizes the movements in provisions for the year ended December 31, 2025:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
At January 1, 2025	$2,328	$298	$2,626
Settled during the year	(106)	(37)	(143)
Change in discount rate	26	3	29
Change in amount and timing of cash flows	(56)	51	(5)
Accretion	147	7	154
Changes in foreign exchange rates	(65)	(11)	(76)
At December 31, 2025	$2,274	$311	$2,585
Less current portion of provisions	(199)	(46)	(245)
Non-current provisions	$2,075	$265	$2,340